Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
Schedule of lease cost

Nine Months
Ended
Operating Leases	September 30, 2023
Weighted average remaining lease term (years)	1.33
Weighted average discount rate	3.6%

Year ending December 31,
2023	$111,856
2024	459,749
2025	38,291
Total undiscounted lease payments	609,896
Imputed interest	(15,202)
Lease liability	$594,694

Schedule of milestone payments the company shall pay to licensor

Milestone Event	Amount
Enrollment of first patient in a phase II clinical trial of a therapeutic product or process	$100,000
Enrollment of first patient in a phase III clinical trial of a therapeutic product or process	$200,000
First commercial sale of a therapeutic product or process	$1,000,000
Filing of an application for regulatory approval of a clinical diagnostic product or process	$100,000
First regulatory approval of a clinical diagnostic product or process	$150,000